Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per share

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2016	2015	2014
(Dollars and shares in millions, except per share amounts)
Net income (loss) attributable to U.S. Cellular shareholders	$48	$241	$(43)

Weighted average number of shares used in basic earnings (loss) per share	85	84	84
Effect of dilutive securities [1]	–	1	–
Weighted average number of shares used in diluted earnings (loss) per share	85	85	84

Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$0.56	$2.86	$(0.51)

Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$0.56	$2.84	$(0.51)

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.